Procure Disaster Recovery Strategy ETF
Schedule of Investments
July 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.8%
Australia - 3.3%
Commercial Services & Supplies - 1.6%
Downer EDI, Ltd. - ADR	2,495	$9,610
Multiline Retail - 1.7%
Wesfarmers, Ltd. - ADR	308	10,022
Total Australia		19,632

Canada - 7.2%
Construction & Engineering - 1.6%
SNC-Lavalin Group, Inc.	509	9,510
IT Services - 1.7%
CGI, Inc. (a)	120	10,283
Professional Services - 1.8%
Stantec, Inc.	214	10,553
Software - 2.1%
Enghouse Systems, Ltd.	502	12,850
Total Canada		43,196

Finland - 1.6%
Machinery - 1.6%
Valmet Oyj - ADR	346	9,554

France - 1.4%
Multi-Utilities - 1.4%
Veolia Environnement SA - ADR	349	8,672

Germany - 1.0%
Specialty Retail - 1.0%
Hornbach Holding AG & Co KGaA	78	6,100

Hong Kong - 1.3%
Commercial Services & Supplies - 1.3%
China Everbright Environment Group, Ltd. - ADR	15,000	7,987

Ireland - 1.7%
Electrical Equipment - 1.7%
Eaton Corp PLC	69	10,239

Japan - 5.3%
IT Services - 3.5%
Fujitsu, Ltd. - ADR	100	13,854
NEC Corp.	200	7,325
Total IT Services		21,179
Specialty Retail - 1.8%
Nitori Holdings Co., Ltd. - ADR	100	10,520
Total Japan		31,699

Netherlands - 2.9%
Construction & Engineering - 1.5%
Arcadis NV	249	9,130
Machinery - 1.4%
CNH Industrial NV	679	8,637
Total Netherlands		17,767

Spain - 1.6%
Construction & Engineering - 1.6%
Ferrovial SA - ADR	367	9,760

Sweden - 4.8%
Building Products - 1.6%
Assa Abloy AB - ADR	407	9,537
Construction & Engineering - 1.6%
Skanska AB - ADR	570	9,639
Electronic Equipment, Instruments & Components - 1.6%
HEXAGON AB	833	9,719
Total Sweden		28,895

Switzerland - 1.5%
Machinery - 1.5%
Sulzer AG - ADR	138	9,201

United Kingdom - 7.5%
Aerospace & Defense - 1.5%
Babcock International Group PLC (a) - ADR	2,137	8,904
Construction & Engineering - 1.6%
Balfour Beatty PLC - ADR	2,918	9,964
Energy Equipment & Services - 1.1%
John Wood Group PLC (a) - ADR	3,425	6,541
Specialty Retail - 1.7%
Kingfisher PLC - ADR	3,186	10,026
Water Utilities - 1.6%
Severn Trent PLC - ADR	270	9,693
Total United Kingdom		45,128

United States - 58.7%
Aerospace & Defense - 1.6%
Maxar Technologies, Inc.	346	9,508
Chemicals - 1.7%
Ecolab, Inc.	60	9,910
Commercial Services & Supplies - 5.2%
Clean Harbors, Inc. (a)	103	10,052
MSA Safety, Inc.	78	10,011
Tetra Tech, Inc.	75	11,495
Total Commercial Services & Supplies		31,558
Construction & Engineering - 9.4%
AECOM	139	10,008
Fluor Corp. (a)	334	8,487
Granite Construction, Inc.	306	9,149
Great Lakes Dredge & Dock Corp. (a)	637	8,237
NV5 Global, Inc. (a)	80	10,848
Sterling Infrastructure, Inc. (a)	396	10,181
Total Construction & Engineering		56,910
Electrical Equipment - 3.2%
EnerSys	146	9,623
Generac Holdings, Inc. (a)	35	9,390
Total Electrical Equipment		19,013
Health Care Equipment & Supplies - 1.2%
Outset Medical, Inc. (a)	478	7,385
Machinery - 11.8%
Allison Transmission Holdings, Inc.	234	9,797
Cummins, Inc.	46	10,180
Evoqua Water Technologies Corp. (a)	269	10,252
Gorman-Rupp Co.	337	10,346
Oshkosh Corp.	106	9,127
REV Group, Inc.	887	10,325
Xylem, Inc.	119	10,951
Total Machinery		70,978
Professional Services - 6.8%
ICF International, Inc.	100	9,435
Jacobs Engineering Group, Inc.	75	10,298
Verisk Analytics, Inc.	59	11,225
Willdan Group, Inc. (a)	364	9,904
Total Professional Services		40,862
Semiconductors & Semiconductor Equipment - 1.6%
NVIDIA Corp.	53	9,626
Software - 1.5%
VMware, Inc.	77	8,948
Specialty Retail - 7.6%
Floor & Decor Holdings, Inc. (a)	131	10,555
Home Depot, Inc.	33	9,931
LL Flooring Holdings, Inc. (a)	836	8,393
Lowe's Cos., Inc.	51	9,768
Tile Shop Holdings, Inc.	2,231	7,429
Total Specialty Retail		46,076
Trading Companies & Distributors - 1.7%
SiteOne Landscape Supply, Inc. (a)	75	10,450
Water Utilities - 5.4%
American States Water Co.	124	10,809
Artesian Resources Corp.	209	10,776
Middlesex Water Co.	118	11,223
Total Water Utilities		32,808
Total United States		354,032
TOTAL COMMON STOCKS (Cost $620,453)		601,862

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 1.44% (b)	1,757	1,757
TOTAL SHORT-TERM INVESTMENTS (Cost $1,757)		1,757

Total Investments (Cost $622,210) - 100.1%		603,619
Liabilities in Excess of Other Assets - (0.1)%		(538)
TOTAL NET ASSETS - 100.0%		$603,081

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing security.
(b)	Rate reflects annualized seven-day yield on July 31, 2022.

The industry classifications listed above are in accordance with Global Industry Classification
Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC ("S&P").